Derivatives	12 Months Ended
Dec. 31, 2017
Derivatives
Derivatives

12 Derivatives

Companies within RBS transact derivatives as principal either as a trading activity or to manage balance sheet foreign exchange, interest rate and credit risk.

RBS enters into fair value hedges, cash flow hedges and hedges of net investments in foreign operations. The majority of RBS’s interest rate hedges relate to the management of RBS’s non-trading interest rate risk. RBS manages this risk within approved limits. Residual risk positions are hedged with derivatives principally interest rate swaps. Suitable larger financial instruments are fair value hedged; the remaining exposure, where possible, is hedged by derivatives documented as cash flow hedges and qualifying for hedge accounting. The majority of RBS’s fair value hedges involve interest rate swaps hedging the interest rate risk in recognised financial assets and financial liabilities. Cash flow hedges relate to exposures to the variability in future interest payments and receipts on forecast transactions and on recognised financial assets and financial liabilities. RBS hedges its net investments in foreign operations with currency borrowings and forward foreign exchange contracts.

For cash flow hedge relationships of interest rate risk, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to LIBOR, EURIBOR or the Bank of England Official Bank Rate. The financial assets are customer loans and the financial liabilities are customer deposits and LIBOR linked medium-term notes and other issued securities. At 31 December 2017 variable rate financial assets of £91 billion (2016 - £81 billion) and variable rate financial liabilities of £69 billion (2016 - £55 billion) were hedged in such cash flow hedge relationships.

For cash flow hedging relationships, the initial and ongoing effectiveness is assessed by comparing movements in the fair value of the expected highly probable forecast interest cash flows with movements in the fair value of the expected changes in cash flows from the hedging interest rate swap. Hedge effectiveness is measured on a cumulative basis over a time period management feels appropriate. The method of calculating hedge ineffectiveness is the hypothetical derivative method.

For fair value hedge relationships of interest rate risk, the hedged items are typically large corporate fixed-rate loans, government securities, fixed rate finance leases, fixed rate medium-term notes or preference shares classified as debt. At 31 December 2017, fixed rate financial assets of £36 billion (2016 - £29 billion) and fixed rate financial liabilities of £22 billion (2016 - £23 billion) were hedged by interest rate swaps in fair value hedge relationships.

The initial and ongoing effectiveness of fair value hedge relationships is assessed on a cumulative basis by comparing movements in the fair value of the hedged item attributable to the hedged risk with changes in the fair value of the hedging interest rate swap over a time period management feels is appropriate.

	2017			2016
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts
Spot, forwards and futures	1,900	19,283	19,172	2,271	35,817	33,986
Currency swaps	666	11,163	13,534	821	22,139	25,053
Options purchased	419	8,765	—	670	17,486	—
Options written	440	—	8,975	683	—	18,109

Interest rate contracts
Interest rate swaps	8,058	99,065	91,025	11,523	139,004	127,151
Options purchased	1,162	21,733	—	1,518	31,457	—
Options written	1,032	—	21,021	1,181	—	31,298
Futures and forwards	1,764	147	114	2,403	63	36

Credit derivatives	38	531	558	42	682	557

Equity and commodity contracts	3	156	107	21	333	285

		160,843	154,506		246,981	236,475

Included in the table above are derivatives held for hedging purposes as follows:

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Fair value hedging
Interest rate contracts	904	2,211	1,365	2,612

Cash flow hedging
Interest rate contracts	1,989	1,295	3,079	1,419
Exchange rate contacts	63	37	259	—

Net investment hedging
Exchange rate contracts	11	28	86	26

	2,967	3,571	4,789	4,057

Hedge ineffectiveness recognised in other operating income in continuing operations comprised:

	2017	2016	2015
	£m	£m	£m
Fair value hedging
(Losses)/gains on the hedged items attributable to the hedged risk	(48)	1,146	110
Gains/(losses) on the hedging instruments	78	(1,117)	(39)

Fair value hedging ineffectiveness	30	29	71
Cash flow hedging ineffectiveness	9	(29)	(23)

	39	—	48

Substantially all forecast receivable hedged cash flows occur within 5 years (2016 - 5 years) and substantially all forecast payable cash flows occur within 10 years (2016 – 10 years); the income statement is impacted over the same periods.